Shareholder Report, Average Annual Return (Details) 195790_Motley Fool 100 Index ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	103 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Motley Fool 100 Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Motley Fool 100 Index ETF at NAV
Average Annual Return, Percent	18.30%	13.79%	17.81%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	20.38%	12.79%	14.05%
Motley Fool 100 GTR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Motley Fool 100 GTR Index
Average Annual Return, Percent	18.24%	14.27%	18.35%